Income (loss) per share - Schedule of Income or Loss Per Common and Preferred Share (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019 shares
Common shares [member]
Earnings per share [line items]
Weighted average number of shares	928,965,058
Stock conversion ratio	75
Preference shares [member]
Earnings per share [line items]
Weighted average number of shares	328,571,282
Shares outstanding	12,386,200